Parent Company Only Condensed Financial Information (Details) - Schedule of condensed statements of income and comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	$ 330,734	$ 318,634
Loss from operation	330,734	318,634
Other income:
Share of income of subsidiaries, consolidated VIE and VIE’s subsidiaries	4,598,276	2,754,455	3,584,514
Income before income tax expense	4,267,542	2,435,821	3,584,514
Income tax expense
Net income	4,267,542	2,435,821	3,584,514
Other Comprehensive loss
Foreign currency translation (loss) income	1,335,757	(226,235)	(152,343)
Total comprehensive income	$ 5,603,299	$ 2,209,586	$ 3,432,171